CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Total comprehensive income (loss) for the year, net of tax	$ 96	[1],[2]	$ 598	$ (857)
Veon Ltd.
Condensed Statement of Income Captions [Line Items]
Total comprehensive income (loss) for the year, net of tax	$ 0		$ 0	$ (800)

[1]	**Refer to Note 24 for further details with respect to the restatement.
[2]	*Refer to Note 24 for further details with respect to the restatement.